Amortized Cost of Securities and Approximate Fair Values (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 132,757	$ 110,777	$ 91,829	$ 51,745
Gross Unrealized Gains	725	2,820	2,183	1,067
Gross Unrealized Losses	(2,495)	(242)	(21)	(201)
Fair Value	130,987	113,355	93,991	52,611
U.S. treasuries
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,497	3,493	2,492	1,000
Gross Unrealized Gains	24	54	58	30
Gross Unrealized Losses		0	0	0
Fair Value	3,521	3,547	2,550	1,030
Government agency securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	88,854	69,636	65,092	40,686
Gross Unrealized Gains	197	575	615	798
Gross Unrealized Losses	(644)	0	(21)	(64)
Fair Value	88,407	70,211	65,686	41,420
Obligations of state and municipal subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,873	34,908	20,970	6,063
Gross Unrealized Gains	477	2,123	1,355	71
Gross Unrealized Losses	(1,810)	(217)	0	(136)
Fair Value	36,540	36,814	22,325	5,998
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,085	2,105
Gross Unrealized Gains		23
Gross Unrealized Losses	(41)	(25)
Fair Value	2,044	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	448	635	3,275	3,996
Gross Unrealized Gains	27	45	155	168
Gross Unrealized Losses		0	0	(1)
Fair Value	$ 475	$ 680	$ 3,430	$ 4,163